Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounting Policies [Line Items]
Foreign currency translation adjustment description	were calculated at the rate of US$1.00=RMB 7.1636, representing the index rates as of June 30, 2025
Goodwill	¥ 163,837		$ 22,871	¥ 163,837
Goodwill, Impairment loss	0
Revenue remaining performance obligation	251,927
Deferred revenue recognized	¥ 75,509	¥ 72,270
Segment Reporting, Expense Information Used by CODM, Description	In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Group’s CODM uses consolidated net income/(loss) as the measures of segment profit or loss. Significant segment expenses are consistent with those reported on the unaudited condensed consolidated statements of comprehensive income/(loss) and include cost of revenues, sales and marketing expenses, research and development expenses and general and administrative expenses. For significant segment expenses incurred during the six months ended June 30, 2024 and 2025, refer to unaudited condensed consolidated statements of comprehensive income/(loss).
ShortTerm Investments Pledged As Collateral	¥ 93,063			0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-12-31
Accounting Policies [Line Items]
Revenue, remaining performance obligation, percentage	72.00%		72.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-12-31
Accounting Policies [Line Items]
Revenue, remaining performance obligation, percentage	24.00%		24.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	36 months		36 months
CEIBS Publishing Group [Member]
Accounting Policies [Line Items]
Goodwill, Fair value	¥ 276			¥ 276